Investments (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate

	2024

Investments	Insurance related			Non-Insurance related 1	Total

	Insurance contracts		Investment contracts with DPF 1

	Direct part.	Without direct part.	Direct part.

Financial assets measured at FVOCI – with recycling	-	46,719	-	7,958	54,677

Financial assets measured at FVOCI – no recycling	-	38	-	1	39

Financial assets measured at amortized cost	-	8,220	-	2,425	10,645

Financial assets measured at FVPL – designated	117,167	1,926	23,687	77,400	220,180

Financial assets measured at FVPL – mandatory	-	6,690	-	970	7,661

Total financial assets, excluding derivatives	117,167	63,593	23,687	88,754	293,202

Investments in real estate	237	57	150	70	514

Total investments	117,405	63,651	23,837	88,823	293,716

1
In 2024, amounts are reclassified between investments related to insurance contracts with direct participation, investment related to insurance contracts without direct participation and non-insurance related investments. The reclassifications were determined to be immaterial in the prior years and have no impact on the total investments, nor on the net result.

	2023

Investments	Insurance related				Non- Insurance related	Total

	Insurance contracts		Investment contracts with DPF

	Direct part.	Without direct part.	Direct part.	Without direct part.

Financial assets measured at FVOCI – with recycling	-	44,404	-	5,854	97	50,354

Financial assets measured at FVOCI – no recycling	-	9	-	-	1	10

Financial assets measured at amortized cost	-	7,941	-	2,216	70	10,227

Financial assets measured at FVPL – designated	107,714	2,078	47,759	19	38,347	195,916

Financial assets measured at FVPL – mandatory	-	8,889	-	386	111	9,386

Total financial assets, excluding derivatives	107,714	63,321	47,759	8,474	38,626	265,894

Investments in real estate	227	55	152	-	54	488

Total investments	107,941	63,376	47,911	8,474	38,680	266,382

Summary of Financial Assets Excluding Derivatives

	2024

Financial assets, excluding derivatives, by measurement category	FVOCI (With recycling)	FVOCI (no recycling)	Amortized cost	FVPL (designated)	FVPL (mandatory)	Total	Fair value

Investments where Aegon bears the risk for investment performance

Shares	-	39	-	-	279	317	317

Debt securities	52,211	-	36	1,400	985	54,632	54,632

Money market and other short-term investments	2,435	-	-	157	1,939	4,531	4,531

Deposits with financial institutions	-	-	11	-	-	11	11

Loans	-	-	10,598	82	-	10,680	9,462

Other	31	-	-	718	4,458	5,207	5,207

Total	54,677	39	10,645	2,356	7,661	75,377	74,159

	2023

Financial assets, excluding derivatives, by measurement category	FVOCI (With recycling)	FVOCI (no recycling)	Amortized cost	FVPL (designated)	FVPL (mandatory)	Total	Fair value

Investments where Aegon bears the risk for investment performance

Shares	-	10	-	-	291	300	300

Debt securities	47,191	-	52	1,538	858	49,639	49,639

Money market and other short-term investments	3,135	-	-	215	3,999	7,349	7,349

Deposits with financial institutions	-	-	18	-	-	18	18

Loans	-	-	10,157	-	-	10,157	9,026

Other	29	-	-	773	4,239	5,040	5,040

Total	50,354	10	10,227	2,526	9,386	72,504	71,372
In both 2024 and 2023, no significant transactions took place with respect to shares recognized at FVOCI. No dividends were received during 2024 (2023: 0).

	2024	2023

Financial assets, excluding derivatives, by measurement category	FVPL	FVPL

Investments where policyholders bear the risk for investment performance

Shares	15,198	16,191

Debt securities	6,259	6,172

Money market and other short-term investments	1,541	1,346

Unconsolidated investment funds	192,775	167,411

Deposits with financial institutions	2,052	2,271

Total	217,824	193,390

Summary of Investments in Real Estate

	2024	2023

On January 1	488	502

Additions	24	42

Subsequent expenditure capitalized	3	2

Disposals	(34)	(18)

Fair value gains / (losses)	10	(50)

Net exchange differences	23	9

On December 31	514	488

Value of Aegon’s properties, which were appraised in the current year	100%	99%

Appraisals performed by independent external appraisers	96%	95%